Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Puxin Limited (the “Company”) was incorporated under the laws of the Cayman Islands on March 17, 2017. The Company, its subsidiaries, consolidated variable interest entity (“VIE”) and VIE’s subsidiaries and schools (collectively the “Group”) are primarily engaged in providing K-12 tutoring services and study abroad tutoring services in the People’s Republic of China (“PRC”).

History

Puxin Education Technology Group Co., Ltd. (“Puxin Education” or the “VIE”) was founded in September 2014, as a limited liability company in the PRC, by Mr. Yunlong Sha, Chief Executive Officer (“CEO”) of the Company. Puxin Education, its subsidiaries and schools are primarily engaged in providing K-12 tutoring services and study abroad tutoring services in the PRC.

Puxin Limited was set up to facilitate the Group’s future overseas offering and Puxin Education’s acquisition of Beijing Global Education & Technology Co., Ltd. (“Beijing GEDU”). Immediately after the acquisition of Beijing GEDU, the operating entity of Beijing GEDU became a subsidiary of Puxin Education. In essence, Puxin Limited was a variable interest entity whereas Puxin Education was the primary beneficiary and through which, Puxin Education acquired Beijing GEDU. Accordingly, Puxin Limited was a part of the consolidated Group where Puxin Education was the holding entity.

In contemplating an IPO overseas, in February 2018, the Group undertook a reorganization which includes:

The holder of the equity interest with preferential feature of Puxin Education sold 5% of its holding to Mr. Yunlong Sha and transferred 3.6335% of the holding to a related party of the holder. Puxin Limited then issued an aggregate 52,082,120 ordinary shares to ordinary shareholders and an aggregate 11,917,880 of preferred Series A shares to preferred shareholders. In addition, preferential rights held by investors of Puxin Education were cancelled (“Recapitalization”). Consequently, Puxin Limited became the ultimate holding for the Group.

Due to PRC legal restrictions on foreign ownership and investment in the education business in China, Puxin Limited, through Prepshine Holdings Co., Limited (“Prepshine HK”) and its PRC subsidiary, Purong (Beijing) Information Technology Co., Ltd. (“Purong Information” or “WFOE”), entered into a series of contractual arrangements with Puxin Education and its subsidiaries and schools (collectively, the “VIEs”), and the shareholders of Puxin Education. The series of contractual agreements include Exclusive Management Services and Business Cooperation Agreement, Exclusive Call Option Agreement, Equity Pledge Agreement, Powers of Attorney, Spousal Consent Letters and Letters of Commitment. The Group believes that these contractual arrangements would enable Puxin Limited to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, Puxin Limited is considered the primary beneficiary of the VIEs.

The reorganization involves steps and entities all within the same consolidated group, and as a result, the accompanying consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented. The share and per share data relating to the ordinary shares issued by the Company are presented as if the reorganization occurred at the beginning of the first period presented.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-continued

History-continued

The Company’s subsidiaries, VIE and VIE’s significant subsidiaries and schools as of December 31, 2018 were as follows: (1)

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Prepshine HK	April 13, 2017	Hong Kong	100%	Holding company
Purong Information	January 8, 2018	PRC	100%	Holding company
Beijing GEDU	August 16, 2017	PRC	100%	Education services
Variable interest entity:
Puxin Education	September 28, 2014	PRC	100%	Education services
VIE’s significant subsidiaries and schools :
Beijing Shangxin Education Technology Co., Ltd. (“Beijing Shangxin”)	September 28, 2014	PRC	100%	Education services
Beijing Meikaida Education Technology Co., Ltd. (“Beijing Meikaida”)	June 18, 2015	PRC	100%	Education services
Beijing Meitong Education Consulting Co., Ltd. (“Beijing Meitong”)	July 22, 2015	PRC	100%	Education services
Yunnan Pude Education Information Consulting Co., Ltd. (“Yunnan Pude”)	January 4, 2016	PRC	100%	Education services
Taiyuan Puxin Culture and Arts Co., Ltd. (“Taiyuan Puxin Arts”)	April 30, 2015	PRC	100%	Education services
Taiyuan Fubusi Education School (“Taiyuan Fubusi”)	April 30, 2015	PRC	100%	Education services
Taiyuan Puxin Culture Communication Co., Ltd. (“Taiyuan Puxin Communication”)	June 30, 2015	PRC	100%	Education services
Taiyuan Mercan School (“Taiyuan Mercan”)	June 30, 2015	PRC	100%	Education services
Tianjin Xinsiyuan Culture Communication Co., Ltd. (“Tianjin Xinsiyuan”)	June 30, 2015	PRC	100%	Education services
Tianjin Shengjia Training Center (“Tianjin Shengjia”)	June 30, 2015	PRC	100%	Education services
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-continued

History-continued

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Guizhou Puxintian Education Technology Co., Ltd. (“Guizhou Puxintian”)	November 22, 2015	PRC	100%	Education services
Qingzhen Tiantian English Training School (“Qingzhen Tiantian”)	November 22, 2015	PRC	100%	Education services
Baiyun District Tiantian English School (“Baiyun Tiantian”)	November 22, 2015	PRC	100%	Education services
Guiyang Wudang Tiantian English School (“Wudang Tiantian”)	November 22, 2015	PRC	100%	Education services
Guiyang Huaxi Tiantian Training School (“Huaxi Tiantian”)	November 22, 2015	PRC	100%	Education services
Guiyang Yunyan Tiantian Education Training School (“Yunyan Tiantian”)	November 22, 2015	PRC	100%	Education services
Nanjing Diyu Investment Management Co., Ltd (“Nanjing Diyu”)	January 18, 2016	PRC	100%	Education services
Nanjing Innovation School (“Nanjing Innovation”)	January 18, 2016	PRC	100%	Education services
Shanghai Pukuan Education Technology Co., Ltd. (“Shanghai Pukuan”)	May 5, 2016	PRC	100%	Education services
Shanghai Xinkebiao Education Training Center (“Shanghai Xinkebiao”)	May 5, 2016	PRC	100%	Education services
Beijing Hope Education Consulting Co., Ltd. (“Beijing Hope”)	June 21, 2016	PRC	100%	Education services
ZMN International Education Consulting (Beijing) Co., Ltd. (“ZMN Education”)	July 31, 2017	PRC	100%	Education services
Shanghai Global Career Education & Technology Holdings Limited (“Shanghai GEDU”)	August 16, 2017	PRC	100%	Education services
Shandong Zengyu Trading Co., Ltd. (“Shandong Zengyu”)	November 1, 2018	PRC	100%	Education services
Jinan Tiancai Education School (“Jinan Tiancai”)	November 1, 2018	PRC	100%	Education services

(1)

The net revenues generated from these subsidiaries and schools accounts for RMB256,055, RMB690,608 and RMB1,443,786 of the Group’s total net revenues for the years ended December 31, 2016, 2017 and 2018, respectively. The English names are for identification purpose only.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-continued

The VIE arrangements

Puxin Limited, through Prepshine HK and its PRC subsidiary, Purong Information, entered into a series of contractual arrangements, on February 5, and as amended on February 25, 2018, with Puxin Education and its subsidiaries and schools, and the shareholders of Puxin Education.

(i)	Agreements that transfer economic benefits to the Group:

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among Purong Information, the VIE and the shareholders of VIE, Purong Information has the exclusive right to provide or designate any third party to provide, among other things, education management consultancy services, permission of intellectual property rights, technological support and business support to the VIE and its subsidiaries. In exchange, the VIE and its subsidiaries pay service fees to Purong Information in an amount at Purong Information’s discretion. Without the prior written consent of Purong Information, the VIE and its subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third party. Purong Information owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by PRC laws or regulations. The agreement will remain effective unless unanimously agreed by the parties concerned or unilaterally terminated by Purong Information with a written notice. Unless otherwise required by applicable PRC laws, the VIE and its shareholders do not have any right to terminate the exclusive service agreement.

Equity Pledge Agreement

Under the equity interest pledge agreement among Purong Information, the VIE and its shareholders, the VIE’s shareholders pledged all of their equity of the VIE to Purong Information as security for performance of the obligations of the VIE and its shareholders under the exclusive call option agreement, the exclusive management services and business cooperation agreement, the powers of attorney and the loan agreement. If any of the specified events of default occurs, Purong Information may exercise the right to enforce the pledge immediately. Purong Information may transfer all or any of its rights and obligations under the equity pledge agreement to its designee(s) at any time. The equity pledge agreement is binding on the VIE’s shareholders and their successors. The equity pledge agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement, the powers of attorney and the loan agreement.

(ii)	Agreements that provide the Company effective control over Puxin Education:

Exclusive Call Option Agreement

Under the exclusive call option agreement among Purong Information, the VIE and its shareholders, each of the shareholders of the VIE irrevocably granted Purong Information a right to purchase, or designate a third party to purchase, all or any part of their equity interests in the VIE at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at Purong Information’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of the VIE shall promptly give all considerations they received from the exercise of the options to Puxin Education, Purong Information or a designated third party of Purong Information. Without Purong Information’s prior written consent, the VIE and its shareholders shall not enter into any major contract or transfer any equity of the VIE. Without Purong Information’s prior written consent, the VIE and its shareholders shall not sell, transfer, license or otherwise dispose of any of the VIE’s assets or allow any encumbrance of any assets, except for the disposal or the encumbrances of the assets that are treated as necessary for their daily business operations with the value of the assets involved in a single transaction not exceeding RMB100. The VIE shall not be dissolved or liquidated without the written consent by Purong Information. This agreement shall remain in effect upon expiry or early termination of this agreement.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-continued

The VIE arrangements-continued

Powers of Attorney

Pursuant to the powers of attorney executed by the VIE and the VIE’s shareholders, each of them irrevocably authorized Purong Information to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest and sponsor interest held by each of them in the VIE or its subsidiaries, including but not limited to proposing to convene or attend shareholder meetings, board meetings or council meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders or sponsors (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity or the sponsor interest held in part or in whole).

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of certain shareholders of the VIE, the signing spouses confirm and agree to the execution of the exclusive call option agreement, the exclusive management services and business cooperation agreement, the powers of attorney and the equity pledge agreement described above by the applicable shareholders. They further undertake not to hinder the disposal of the equity and not to make any assertions in connection with the equity of the VIE held by the applicable shareholders, and confirm that the applicable shareholders can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from such spouse. The spouse of each applicable shareholder agrees and undertakes that if he/she obtains any equity of the VIE held by the applicable shareholders for any reasons, he/she would be bound by the transaction documents described above.

Letters of Commitment

Pursuant to the letters of commitment executed by the shareholders of Shanghai Trustbridge Investment Management Co., Ltd. (“Shanghai Trustbridge”) and the partners of Tianjin Puxian Education Technology LLP (“Puxian”) and Ningbo Meishan Bonded Port Area Zhimei Phase V Equity Investment Limited Partnership (“Ningbo Zhimei”), which are the shareholders of the VIE, all the shareholders of Shanghai Trustbridge and all the partners of Puxian and Ningbo Zhimei irrecoverably promise that they will not pledge, sell or dispose of the equity interest or the partnership interest in Shanghai Trustbridge, Puxian or Ningbo Zhimei held by them, respectively, grant a security interest or a priority right in such equity interest or partnership interest to any third party or enter into any transactions with the same economic results that may affect the priority of the equity pledge and the stable implementation of structural contracts, including the exclusive call option agreement, the exclusive management service and business cooperation agreement, the equity pledge agreement, the powers of attorney and the loan agreement.

(iii)	Risks in relation to VIE structure

The Company believes that the contractual arrangements with Puxin Education and its shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

Puxin Education and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of Puxin Education, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-continued

The VIE arrangements-continued

•

Puxin Education and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate Puxin Education and its subsidiaries and schools in the consolidated financial statements as the Group may lose the ability to exert effective control over Puxin Education and its shareholders, and the Group may lose the ability to receive economic benefits from Puxin Education.

The Group’s business has been directly operated by the VIE and its subsidiaries and schools. As of December 31, 2017 and 2018, the VIE and its subsidiaries and schools accounted for an aggregate of 99.6% and 59.4%, respectively, of the Group’s consolidated total assets, and 75.2% and 85.1% respectively of the Group’s consolidated total liabilities.

The following financial information of the VIE and VIE’s subsidiaries and schools after the elimination of inter-company transactions and balances as of December 31, 2017 and 2018 and for the years ended December 31, 2016, 2017 and 2018 was included in the accompanying consolidated financial statements:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	160,274	232,608
Prepaid expenses and other current assets	128,928	121,145
Total current assets	299,723	363,412
Total assets	2,000,437	1,627,032
Total current liabilities	1,265,438	1,668,293
Total liabilities	1,625,964	1,862,278

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	439,181	1,282,562	2,219,638
Net loss	(127,604)	(331,621)	(254,754)
Net cash generated from (used in) operating activities	81,409	80,266	(81,041)
Net cash used in investing activities	(89,259)	(141,025)	(156,917)
Net cash generated from financing activities	70,000	140,000	20,505

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.